Equity Awards and Warrants - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	9 Months Ended			12 Months Ended
	Jul. 31, 2020	Feb. 28, 2023	Feb. 28, 2022		May 31, 2022	May 31, 2021
Number of shares
Exercised					500
Stock option and warrant activity
Options and warrants outstanding, Number of Shares		90,705	60,774		60,774
Granted, Number of Shares					50,205
Exercised, Number of Shares					(5,677)	(75,735)
Forfeited/expired/cancelled, Number of Shares					(14,597)
Options and warrants outstanding, Number of Shares					90,705	60,774
Options and warrants outstanding and exercisable, Number of Shares					82,918
Options and warrants outstanding, Weighted Average Exercise Price		$ 0.77	$ 0.95		$ 0.95
Granted, Weighted Average Exercise Price					0.72
Exercised, Weighted Average Exercise Price					0.71
Forfeited/expired/cancelled, Weighted Average Exercise Price					1.36
Options and warrants outstanding, Weighted Average Exercise Price					0.77	$ 0.95
Options and warrants outstanding and exercisable, Weighted Average Exercise Price					$ 0.69
Options and warrants outstanding, Weighted Average Remaining Contractual Life in Years					4 years 21 days	4 years 4 months 13 days
Options and warrants outstanding and exercisable, Weighted Average Remaining Contractual Life in Years					3 years 7 months 9 days
Options and warrants outstanding, Aggregate Intrinsic Value					$ 352	$ 68,061
Award vesting period		4 years
Stock options grant date fair value		$ 0.34	$ 1.09
Share-based Compensation	$ 1,600	$ 3,557	$ 4,219	[1]	$ 6,239	$ 10,429
Tranche One [Member]
Stock option and warrant activity
Stock option vested, Shares		10,900
Tranche Two [Member]
Stock option and warrant activity
Stock option vested, Shares		1,100
Award vesting period		1 year
Tranche Three
Stock option and warrant activity
Stock option vested, Shares		400
Stock Options
Number of shares
Outstanding, beginning of period		17,457
Granted		12,417
Forfeited, expired, and cancelled		(7,783)
Outstanding, end of period		22,091			17,457
Options exercisable (in shares)		12,698
Weighted average exercise price
Outstanding at the beginning of the year (in dollars per share)		$ 1.53
Granted		0.41
Forfeited, expired, and cancelled		1.16
Outstanding at the end of the year (in dollars per share)		1.02			$ 1.53
Options outstanding and exercisable		$ 1.28
Additional Information
Weighted average remaining contractual life in years		8 years 1 month 13 days			7 years 9 months 14 days
Weighted average remaining contractual life in years exercisable		7 years 1 month 24 days
Stock option and warrant activity
Stock option granted, Shares		12,400	11,300
Award vesting period					3 years

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.